Installment Payment Receivables, Net - Summary of sales-type and direct financing leases, lease receivable, maturity (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Sales-type and Direct Financing Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
Within 1 year	¥ 1,985,380
Between 1 and 2 years	1,553,474
Between 2 and 3 years	1,088,336
Between 3 and 4 years	677,517
Between 4 and 5 years	313,795
Thereafter	1,586
Total receivables of installment payments	5,620,088
Less: Unrealized finance income	(588,137)
Installment payment receivables, gross	5,031,951
Less: Allowance for installment payment receivables	(122,401)
Installment payment receivables - net	¥ 4,909,550	¥ 3,483,308